Segment reporting	12 Months Ended
Sep. 30, 2022
Segment reporting
Segment reporting

Note 16 - Segment reporting

ASC 280, Segment Reporting, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments.

The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company currently has three main products from which revenue is earned and expenses are incurred: Shiitake Mushroom, Mu Er Mushroom and other edible fungi and other agricultural products. The operations of these product categories have similar economic characteristics. In particular, the Company uses the same or similar production processes; sells to the same or similar type of customers and uses the same or similar methods to distribute these products. The resources required by these products share high similarity. Switching cost between different products is minimal. Production is primarily determined by sales orders received and market trend. Therefore, management, including the chief operating decision maker, primarily relies on the revenue data of different products in allocating resources and assessing performance. Based on management’s assessment, the Company has determined that it has only one operating segment and therefore one reportable segment as defined by ASC. Since June 2021, the Company’s operations were expanded into bulk agricultural commodity trading, such as cotton and corn bulk trading, The Company obtains control over these commodities as a principal from its suppliers before selling these commodities to its customers.

The following table presents revenue by major product categories (from third parties and related party) from the Company’s continuing operations for the years ended September 30, 2022, 2021 and 2020, respectively:

	For the Years Ended September 30,
	2022	2021	2020
Shiitake	$19,859,533	$20,494,362	$15,098,877
Mu Er	19,123,152	16,524,723	12,082,365
Cotton	47,950,345	-	-
Corn	10,778,197	1,796,006	-
Other products	1,502,152	474,860	1,182,721
Total	$99,213,379	$39,289,951	$28,363,963

1. For the year ended September 30, 2021, other products of $2,270,866 contained $1,796,006 of revenue generated from sales of corn, which was reclassified into $1,796,006 as corn and $474,860 as other products for comparatives.